Lines of Credit (Tables)	9 Months Ended
Sep. 30, 2019
Lines of Credit [Abstract]
Schedule of percentage of earnings before interest, taxes, depreciation, and amortization
Covenant	Actual Ratio	Required Ratio
Total debt ratio	(9.6)x	4.50x
Senior debt ratio	(3.7)x	1.75x
Interest coverage ratio	(0.7)x	1.0x